Share-based payment arrangements - LTIP (Details) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Components shares	Dec. 31, 2019 SFr / shares	Dec. 31, 2018 USD ($) shares	Dec. 31, 2018 SFr / shares	Dec. 31, 2017 USD ($)	Dec. 31, 2017 SFr / shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period when shares will be delivered based on Company results	3 years		3 years		3 years
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant	200.00%		200.00%		200.00%
LTIP
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Service condition period for eligibility	3 years
LTIP | Performance shares
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares) | shares	1.3
Granted (in number of shares) | shares	1.1
Vested (in number of shares) | shares	(1.1)
Forfeited (in number of shares) | shares	(0.3)
End of period (in number of shares) | shares	1.0		1.3
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share) | SFr / shares		SFr 21.61
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share) | SFr / shares		15.94		SFr 21.97		SFr 22.13
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share) | SFr / shares		18.49
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share) | SFr / shares		19.68
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share) | SFr / shares		SFr 19.26		SFr 21.61
Aggregate fair value of shares, at the dates of grant | $	$ 18		$ 19		$ 22
Grant-date fair value of shares vested | $	$ 21		$ 17		$ 22
LTIP 2019 and 2018 Launches
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage if criteria threshold is equaled or exceeded	200.00%
Period of weighted cumulative earnings per share performance	3 years		3 years
LTIP 2019 and 2018 Launches | Performance shares to be settled in equity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested award to be received if criteria threshold is met	65.00%
LTIP 2019 and 2018 Launches | Performance shares to be settled in either cash or equity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested award to be received if criteria threshold is met	35.00%
LTIP 2017 Launch
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of components under long-term incentive plan (LTIP) | Components	2
Vesting percentage if criteria threshold is equaled or exceeded	150.00%
Period of weighted cumulative earnings per share performance					3 years
Percentage of cumulative earnings per share performance of the first year's result	33.00%		33.00%		33.00%
Percentage of cumulative earnings per share performance of the second year's result	67.00%		67.00%		67.00%
Percentage of cumulative earnings per share performance of the third year's result	100.00%		100.00%		100.00%
LTIP 2017 Launch | Performance shares to be settled in equity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested award to be received if criteria threshold is met	70.00%
LTIP 2017 Launch | Performance shares to be settled in either cash or equity
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Percentage of vested award to be received if criteria threshold is met	30.00%